Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,705,612	$ 1,027,680	¥ 1,038,897	¥ 104,207
Total current assets	7,589,976	1,163,213	1,573,131
Non-current assets
Total non-current assets	8,669,622	1,328,677	6,198,052
Total assets	16,259,598	2,491,890	7,771,183
Current liabilities
Amounts due to related parties	37,468	5,742	60,187
Total current liabilities	1,832,940	280,910	1,266,779
Non-current liabilities
Other non-current liabilities	260,225	39,881	78,510
Total non-current liabilities	4,687,190	718,342	3,267,231
Total liabilities	6,520,130	999,252	4,534,010
Shareholders’ equity:
Ordinary shares (par value of US$0.00001 per share, 5,000,000,000 shares authorized, 566,716,480 shares issued and outstanding as of December 31, 2019; 4,500,000,000 Class A ordinary shares authorized, 344,577,783 Class A ordinary shares issued and outstanding; 500,000,000 Class B ordinary shares authorized, 380,214,434 Class B ordinary shares issued and outstanding as of December 31, 2020)	46	7	34
Statutory reserves	82,792	12,688	13,908
Accumulated other comprehensive income (loss)	(172,586)	(26,450)	40,011	¥ 18,044	¥ 12
Accumulated deficit	(681,300)	(104,414)	(329,071)
Total shareholders’ equity	9,739,468	1,492,638	3,237,173
Total liabilities and shareholders’ equity	16,259,598	2,491,890	7,771,183
Parent Company
Current assets
Cash and cash equivalents	3,514,736	538,657	10,482
Amounts due from subsidiaries of the Group	2,894	444	2,252
Total current assets	3,517,630	539,101	12,734
Non-current assets
Investment in subsidiaries	6,318,785	968,397	3,239,690
Total non-current assets	6,318,785	968,397	3,239,690
Total assets	9,836,415	1,507,498	3,252,424
Current liabilities
Amounts due to related parties	36,978	5,667	15,251
Accrued expenses and other payables	28,410	4,356
Total current liabilities	65,388	10,023	15,251
Non-current liabilities
Other non-current liabilities	31,559	4,837
Total non-current liabilities	31,559	4,837
Total liabilities	96,947	14,860	15,251
Shareholders’ equity:
Ordinary shares (par value of US$0.00001 per share, 5,000,000,000 shares authorized, 566,716,480 shares issued and outstanding as of December 31, 2019; 4,500,000,000 Class A ordinary shares authorized, 344,577,783 Class A ordinary shares issued and outstanding; 500,000,000 Class B ordinary shares authorized, 380,214,434 Class B ordinary shares issued and outstanding as of December 31, 2020)	46	7	34
Additional paid-in capital	10,510,516	1,610,807	3,512,291
Statutory reserves	82,792	12,688	13,908
Accumulated other comprehensive income (loss)	(172,586)	(26,450)	40,011
Accumulated deficit	(681,300)	(104,414)	(329,071)
Total shareholders’ equity	9,739,468	1,492,638	3,237,173
Total liabilities and shareholders’ equity	¥ 9,836,415	$ 1,507,498	¥ 3,252,424